Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2019
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan
	Equity compensation plan
Unvested Units	Units	Amount
Unvested on January 1, 2018	77,857	$ 24,759
Vested	77,857	$ 24,759
Unvested on December 31, 2018	-	$ -
Granted	445,000	$ 4,997
Vested	16,042	180
Unvested on December 31, 2019	428,958	$ 4,817